Finance Income (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Finance Income [Abstract]
Schedule of finance income
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Interest on term deposits	2,243	1,014	1,111
Interests on accounts receivable	204	715	745
Credit value adjust on cross currency swaps	-	99	-
Other finance income	529	748	511

	2,976	2,576	2,367